Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	61 Months Ended	80 Months Ended	120 Months Ended
	Jul. 31, 2026		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000256623
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Pioneer Balanced Fund
Average Annual Return, Percent	23.57%		8.34%			9.60%
C000256620
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Pioneer Balanced Fund
Average Annual Return, Percent	24.50%		8.03%			9.21%
C000256483
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Pioneer Multi-Asset Income Fund
Average Annual Return, Percent	13.51%		9.46%			8.65%
C000256480
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Pioneer Multi-Asset Income Fund
Average Annual Return, Percent	14.30%		9.13%			8.19%
C000256536
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Pioneer Securitized Income Fund
Average Annual Return, Percent	1.81%		5.09%	5.06%
C000256473
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Pioneer Solutions - Balanced Fund
Average Annual Return, Percent	11.44%		7.40%			7.21%
C000256475
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Pioneer Solutions - Balanced Fund
Average Annual Return, Percent	16.35%		7.88%			7.21%
Without Sales Load [Member] | C000256623
Average Annual Return [Line Items]
Average Annual Return, Percent	26.52%	[1]	8.83%			9.85%
Without Sales Load [Member] | C000256620
Average Annual Return [Line Items]
Average Annual Return, Percent	25.50%	[2]	8.03%			9.21%
Without Sales Load [Member] | C000256621
Average Annual Return [Line Items]
Average Annual Return, Percent	26.85%	[3]	9.17%			10.19%
Without Sales Load [Member] | C000256622
Average Annual Return [Line Items]
Average Annual Return, Percent	26.71%	[4]	9.09%			10.15%
Without Sales Load [Member] | C000256483
Average Annual Return [Line Items]
Average Annual Return, Percent	15.79%	[5]	9.96%			8.89%
Without Sales Load [Member] | C000256480
Average Annual Return [Line Items]
Average Annual Return, Percent	15.05%	[6]	9.13%			8.19%
Without Sales Load [Member] | C000256481
Average Annual Return [Line Items]
Average Annual Return, Percent	16.09%	[7]	10.21%			9.36%
Without Sales Load [Member] | C000256482
Average Annual Return [Line Items]
Average Annual Return, Percent	16.14%	[8]	10.18%			9.08%
Without Sales Load [Member] | C000256536
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%		5.56%	5.53%
Without Sales Load [Member] | C000256535
Average Annual Return [Line Items]
Average Annual Return, Percent	4.40%		5.82%		6.08%
Without Sales Load [Member] | C000256473
Average Annual Return [Line Items]
Average Annual Return, Percent	18.24%	[9]	8.69%			7.84%
Without Sales Load [Member] | C000256475
Average Annual Return [Line Items]
Average Annual Return, Percent	17.35%	[10]	7.88%			7.21%
Without Sales Load [Member] | C000256474
Average Annual Return [Line Items]
Average Annual Return, Percent	18.44%	[11]	8.89%			8.06%
S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	18.15%		11.25%			13.17%
S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	18.15%		11.25%			13.17%
S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	18.15%		11.25%			13.17%
S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	18.15%		11.25%			13.17%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.11%		10.85%			12.32%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.11%		10.85%			12.32%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.11%		10.85%			12.32%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.11%		10.85%			12.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%		(0.40%)	(0.20%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%		(0.40%)		0.72%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.11%		10.85%			12.32%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.11%		10.85%			12.32%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.11%		10.85%			12.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index
Average Annual Return, Percent	12.72%		7.58%			9.65%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index
Average Annual Return, Percent	12.72%		7.58%			9.65%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index
Average Annual Return, Percent	12.72%		7.58%			9.65%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index
Average Annual Return, Percent	12.72%		7.58%			9.65%
35% MSCI ACWI & 65% Bloomberg US Agg Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%		(0.40%)			1.35%
35% MSCI ACWI & 65% Bloomberg US Agg Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%		(0.40%)			1.35%
35% MSCI ACWI & 65% Bloomberg US Agg Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%		(0.40%)			1.35%
35% MSCI ACWI & 65% Bloomberg US Agg Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%		(0.40%)			1.35%
Bloomberg Barclays U.S. Securitized Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Index
Average Annual Return, Percent	4.10%		0.16%	0.27%
Bloomberg Barclays U.S. Securitized Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Index
Average Annual Return, Percent	4.10%		0.16%		0.77%
60% MSCI World & 40% Bloomberg US Agg Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%		(0.40%)			1.35%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	20.41%		11.19%			12.73%
60% MSCI World & 40% Bloomberg US Agg Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%		(0.40%)			1.35%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	20.41%		11.19%			12.73%
60% MSCI World & 40% Bloomberg US Agg Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%		(0.40%)			1.35%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	20.41%		11.19%			12.73%

[1]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[2]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[3]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[4]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[5]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[6]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[7]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[8]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[9]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[10]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[11]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.